					Remittance Dates:
				July 23, 2021 through August 23, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 27, 2020 through October 26, 2021
		Remittance Dates:	July 23, 2021 through August 23, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00544	per kWh	$3,566,745.16	$3,551,447.41
2	Small General Service	$0.00569	per kWh	$270,331.15	$269,927.81
3	General Service	$0.00419	per kWh	$1,265,656.67	$1,264,550.48
4	Large General Service	$0.00241	per kWh	$288,707.61	$288,509.57
5	Large Industrial Power Service	$0.13798	per kW	179577.84	$179,573.33
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.01982	per kW	$8,070.59	$8,070.59
8	Street and Outdoor Lighting	$0.02365	per kWh	$179,503.35	$178,743.71
9	Total			$5,758,592.37	$5,740,822.90

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,740,822.90
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,740,822.90

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of August, 2021.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

					Remittance Dates:
				August 23, 2021 through September 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	August 23, 2021 through September 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00544	per kWh	$3,695,116.85	$3,679,268.48
2	Small General Service	$0.00569	per kWh	$269,921.50	$269,518.78
3	General Service	$0.00419	per kWh	$1,298,212.64	$1,297,078.02
4	Large General Service	$0.00241	per kWh	$289,212.72	$289,014.31
5	Large Industrial Power Service	$0.13798	per kW	181347.69	$181,343.16
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.01982	per kW	$6,197.08	$6,197.08
8	Street and Outdoor Lighting	$0.02365	per kWh	$178,066.57	$177,313.01
9	Total			$5,918,075.05	$5,899,732.84

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,899,732.84
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,899,732.84

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of September, 2021.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

					Remittance Dates:
				September 23, 2021 through October 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	September 23, 2021 through October 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00544	per kWh	$3,689,598.99	$3,673,774.30
2	Small General Service	$0.00569	per kWh	$284,199.51	$283,775.48
3	General Service	$0.00419	per kWh	$1,301,963.62	$1,300,825.70
4	Large General Service	$0.00241	per kWh	$273,032.62	$272,845.30
5	Large Industrial Power Service	$0.13798	per kW	196049.96	$196,045.05
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.01982	per kW	$9,368.28	$9,368.28
8	Street and Outdoor Lighting	$0.02365	per kWh	$179,248.43	$178,489.84
9	Total			$5,933,461.41	$5,915,123.95

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,915,123.95
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,915,123.95

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of October, 2021.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				October 25, 2021 through November 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	October 25, 2021 through November 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$2,713,828.66	$2,702,189.07
2	Small General Service	$0.00497	per kWh	$232,416.36	$232,069.59
3	General Service	$0.00465	per kWh	$1,168,242.46	$1,167,221.40
4	Large General Service	$0.00256	per kWh	$276,816.50	$276,626.61
5	Large Industrial Power Service	$0.13652	per kW	186670.4	$186,665.75
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$9,370.32	$9,370.32
8	Street and Outdoor Lighting	$0.02278	per kWh	$175,213.99	$174,472.49
9	Total			$4,762,558.69	$4,748,615.23

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,748,615.23
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,748,615.23

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of November, 2021.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
			November 23, 2021 through December 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	November 23, 2021 through December 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$2,146,290.93	$2,137,085.47
2	Small General Service	$0.00497	per kWh	$192,169.20	$191,882.48
3	General Service	$0.00465	per kWh	$1,193,265.94	$1,192,223.04
4	Large General Service	$0.00256	per kWh	$278,736.07	$278,544.86
5	Large Industrial Power Service	$0.13652	per kW	177033.41	$177,028.98
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$15,126.41	$15,126.41
8	Street and Outdoor Lighting	$0.02278	per kWh	$174,233.59	$173,496.20
9	Total			$4,176,855.55	$4,165,387.44

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,165,387.44
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,165,387.44

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of December, 2021.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino
				Title: Assistant Treasurer

					Remittance Dates:
				December 23, 2021 through January 20, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	December 23, 2021 through January 20, 2022

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$1,991,609.21	$1,983,067.19
2	Small General Service	$0.00497	per kWh	$191,396.38	$191,110.83
3	General Service	$0.00465	per kWh	$1,116,409.56	$1,115,433.82
4	Large General Service	$0.00256	per kWh	$276,030.24	$275,840.87
5	Large Industrial Power Service	$0.13652	per kW	$186,715.59	$186,710.90
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$15,023.10	$15,023.10
8	Street and Outdoor Lighting	$0.02278	per kWh	$172,766.31	$172,035.18
9	Total			$3,949,950.39	$3,939,221.89

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,939,221.89
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,939,221.89

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of January, 2022.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino
				Title: Assistant Treasurer